STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued	9,514,286	0.08	11,688,166	0.15
Expired	(2,235,368)	0.11	(3,366,455)	0.50
Exercised	(412,963)	0.01	(71,826)	0.01
Outstanding at December 31, 2012	12,663,566	$0.09	35,132,136	$0.13

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

The following summarizes the status of options and warrants outstanding at December 31, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,414,280	3.50
$0.07	214,286	9.69
$0.08	9,300,000	9.63
$0.15	1,210,000	2.39
$0.35	525,000	0.57
Total	12,663,566

Warrants:
$0.01	200,000	3.46
$0.075	8,657,746	1.34
$0.10	3,128,572	1.35
$0.12	500,000	1.33
$0.13	631,429	1.38
$0.15	12,133,999	4.30
$0.16	500,000	1.27
$0.17	1,882,353	1.27
$0.18	200,000	1.11
$0.20	2,532,739	1.08
$0.25	1,375,000	1.74
$0.35	150,000	0.50
$0.46	2,685,748	0.41
$0.65	554,550	0.19
Total	35,132,136

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of December 31, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2008	993,292	$.01-.35
2009	75,000	.35
2010	1,210,000	.15
2011	870,988	.01
2012	9,514,286	.07 - .08
Total	12,663,566	$.01- .35

Warrants:
Year	Shares	Price
2008	1,592,858	$.13-.46
2009	193,207	.13
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	11,688,166	.10 -.20
Total	35,132,136	$.01-.65